Putnam
Equity
Fund 97

SEMIANNUAL REPORT

May 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Since Putnam Equity Fund 97 began investment operations at the start of 1997, the stock market has undergone considerable volatility, a condition that is reflected in the results shown in this concluding report. Although Putnam Management's assessment of market prospects for the remainder of the year is cautiously optimistic, there currently are no plans to introduce the fund to the investing public. Therefore, the Trustees have accepted Putnam Management's recommendation to close and liquidate the fund.

If you have not already received a check for the proceeds from liquidation of your shares or a confirmation of their exchange into shares of the other Putnam funds you designated, it should arrive soon.

Even as we acknowledge the closing of this fund, it is appropriate to note the valuable contribution Putnam's incubated funds program has made in the introduction of new funds to the public. Over the long term, most who have invested in the funds during their incubation period have benefited.

We appreciate your support of the program through your investment in this fund.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 16, 1997



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Equity Fund 97 is designed for investors seeking long-term growth of capital.

TOTAL RETURN FOR PERIOD ENDED 5/31/97

                                                                   S&P 500
                                                NAV     POP         Index
------------------------------------------------------------------------------
Life of fund (since 1/2/97)                   -3.88%  -9.42%        15.43%
------------------------------------------------------------------------------
TOTAL RETURNS FOR PERIODS ENDED 6/30/97
(most recent calendar quarter)
------------------------------------------------------------------------------
                                                              NAV     POP
------------------------------------------------------------------------------
 Life of fund (since 1/2/97)                                -1.53%   7.21%
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. Returns at POP reflect the current maximum initial sales charges of 5.75%. They do not take into account any adjustment for taxes payable on reinvested distributions and reflect an expense limitation in effect during the period. Without the limitation, results would have been lower. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE INFORMATION
Period ended 5/31/97
------------------------------------------------------------------------------
Share value:                                                  NAV     POP
------------------------------------------------------------------------------
1/2/97 (inception)                                          $8.50   $9.02
------------------------------------------------------------------------------
5/31/97                                                      8.17    8.67
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
May 31, 1997 (Unaudited)


COMMON STOCKS (82.4%) *
NUMBER OF SHARES                                                                                       VALUE

Advertising (0.2%)
------------------------------------------------------------------------------------------------------------
            204  Universal Outdoor Holdings, Inc. +                                            $       6,630

Broadcasting (2.9%)
------------------------------------------------------------------------------------------------------------
          2,443  SFX Broadcasting, Inc. Class A +                                                     78,787

Business Services (16.3%)
------------------------------------------------------------------------------------------------------------
          1,700  Central Garden and Pet Co. +                                                         41,013
          3,633  Corestaff, Inc. +                                                                    86,284
          5,278  Elexsys International, Inc. +                                                        79,170
          4,599  Precision Response Corp. +                                                          105,202
          1,998  Robert Half International, Inc. +                                                    85,664
          1,972  TeleTech Holdings Inc. +                                                             45,603
                                                                                              --------------
                                                                                                     442,936

Computer Peripherals (2.6%)
------------------------------------------------------------------------------------------------------------
          1,760  Electronics for Imaging, Inc. +                                                      70,180

Computer Software (10.5%)
------------------------------------------------------------------------------------------------------------
          1,300  CBT Group PLC ADR (Ireland) +                                                        70,850
          1,300  McAfee Associates, Inc. +                                                            85,556
          2,196  Vantive Corp. +                                                                      59,018
          1,324  Viasoft, Inc. +                                                                      70,172
                                                                                              --------------
                                                                                                     285,596

Consumer Services (5.2%)
------------------------------------------------------------------------------------------------------------
          2,631  Computer Learning Centers, Inc. +                                                    76,628
          2,112  Fine Host Corp. +                                                                    64,416
                                                                                              --------------
                                                                                                     141,044

Electrical Equipment (4.1%)
------------------------------------------------------------------------------------------------------------
          4,263  Advanced Lighting Technologies, Inc. +                                              111,371

Energy-Related (3.6%)
------------------------------------------------------------------------------------------------------------
          2,843  Thermo Electron Corp. +                                                              98,084

Financial Services (4.0%)
------------------------------------------------------------------------------------------------------------
          3,400  First USA Paymentech, Inc. +                                                        107,522

Funeral/Cemetery Services (0.9%)
------------------------------------------------------------------------------------------------------------
            745  Stewart Enterprises, Inc. Class A                                                    25,144

Lodging (3.3%)
------------------------------------------------------------------------------------------------------------
          1,675  HFS, Inc. +                                                                          90,241

Pharmaceuticals (3.2%)
------------------------------------------------------------------------------------------------------------
          2,154  Dura Pharmaceuticals, Inc. +                                                         85,622

Restaurants (5.2%)
------------------------------------------------------------------------------------------------------------
          3,978  Landry's Seafood Restaurants, Inc. +                                                 73,593
          4,205  Morton's Restaurant Group, Inc. +                                                    69,908
                                                                                              --------------
                                                                                                     143,501

Retail (5.4%)
------------------------------------------------------------------------------------------------------------
          1,453  Gadzooks, Inc. +                                                                     48,221
          3,262  Hot Topic, Inc. +                                                                    95,414
             81  Petco Animal Supplies, Inc. +                                                         2,167
                                                                                              --------------
                                                                                                     145,802

Semiconductors and Semiconductor Capital Equipment (5.0%)
------------------------------------------------------------------------------------------------------------
          1,760  Credence Systems Corp. +                                                             51,920
          4,105  Benchmarq Microelectronics, Inc. +                                                   82,613
                                                                                              --------------
                                                                                                     134,533

Telecommunications (6.9%)
------------------------------------------------------------------------------------------------------------
          3,211  Intermedia Communications, Inc. +                                                    96,731
          6,166  NEXTEL Communications, Inc. Class A +                                                90,949
                                                                                              --------------
                                                                                                     187,680

Textiles (3.1%)
------------------------------------------------------------------------------------------------------------
          2,000  St. John Knits, Inc.                                                                 85,000
                                                                                              --------------
                 Total Common Stocks (cost $2,048,358)                                            $2,239,673

SHORT-TERM INVESTMENTS (17.2%) (cost $466,143) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
       $466,000  Interest in $580,717,000 joint repurchase agreement dated May 30,1997 with SBC Warburg due
                   June 2, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $466,214 for an
                   effective yield of 5.51%                                                         $466,143
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,514,501) ***                                          $2,705,816
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $2,716,683.

*** The aggregate identified cost on a tax basis is $2,514,501, resulting in gross unrealized appreciation and depreciation of $279,525 and $88,210, respectively, or net unrealized appreciation of $191,315.

+   Non-income-producing security.

    ADR after the name of a foreign holding stands for American Depository
    Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

    The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,514,501) (Note 1)                                                    $2,705,816
---------------------------------------------------------------------------------------------------
Cash                                                                                            100
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               20,664
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                              2,681
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   14,068
---------------------------------------------------------------------------------------------------
Total assets                                                                              2,743,329

Liabilities
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                    2,720
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                    1,086
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                   14,198
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                        8,642
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            26,646
---------------------------------------------------------------------------------------------------
Net assets                                                                               $2,716,683

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $2,858,417
---------------------------------------------------------------------------------------------------
Accumulated net investment loss  (Note 1)                                                    (7,835)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                      (325,214)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                  191,315
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $2,716,683

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value per share ($2,716,683 divided by
332,674 shares)                                                                               $8.17
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $8.17)*                                                $8.67
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period January 2, 1997 (commencement of operations) to May 31, 1997
(Unaudited)

Investment income:
Dividends                                                                                $     175
--------------------------------------------------------------------------------------------------
Interest                                                                                     1,214
--------------------------------------------------------------------------------------------------
Total investment income                                                                      1,389

Expenses:
Compensation of Manager (Note 2)                                                             8,841
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               4,744
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 130
--------------------------------------------------------------------------------------------------
Registration fees                                                                              893
--------------------------------------------------------------------------------------------------
Auditing                                                                                     6,749
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,575
--------------------------------------------------------------------------------------------------
Other                                                                                            9
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (11,522)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              12,419
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (3,195)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                 9,224
--------------------------------------------------------------------------------------------------
Net investment loss                                                                         (7,835)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                          (325,214)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                               191,315
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                   (133,899)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                     $(141,734)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                      For the period
                                                                                      January 2, 1997
                                                                                       (commencement
                                                                                       of operations)
                                                                                      to May 31, 1997*
------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------
Net investment loss                                                                        $    (7,835)
------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                              (325,214)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                     191,315
------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                          (141,734)
------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                              858,417
------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                   716,683

Net assets
------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                 2,000,000
------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss of $7,835)                        $ 2,716,683
------------------------------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                    Jan. 2, 1997+
Per-share                                                                                                             to May 31
operating performance                                                                                                 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1997
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                      (.02)(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                                      (.31)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.33)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $8.17
----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                                               (3.88)*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $2,717
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .46 (d)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                (.29)(d)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  67.01 *
----------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                                                          $.0342
----------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements. (Note 2)

(c) Average commission rate paid on security trades.

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.03 per share.



Notes to financial statements
May 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Equity Fund 97 (the "fund") is a series of Putnam Funds Trust (the
"trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term growth of capital by investing primarily in common stocks of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes to have potential for capital appreciation which is significantly greater than that of the market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or if no sales are reported as in the case of some securities traded over-the-counter-the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management.
These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution
(or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares were $14,198. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam
Management for the payment of these expenses.

Note 2
Management fees,
administrative services,
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% of any amount thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust
Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.10% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by (PFTC). Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period January 2, 1997 (commencement of operations) to May 31, 1997, fund expenses were reduced by $3,195 under expense offset and brokerage service arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan
(the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam
Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

During the period January 2, 1997 (commencement of operations) to May 31, 1997,
Putnam Mutual Funds, Corp., acting as the underwriter, received no net commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $7,106,428 and $4,592,071, respectively. There were no purchases and sales of U.S.
government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1997, 1996 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                             For the period January 2, 1997
                               (commencement of operations)
                                        to May 31
------------------------------------------------------------
                                           1997
------------------------------------------------------------
Class A                           Shares           Amount
------------------------------------------------------------
Shares sold                      159,377        1,331,243
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         --               --
------------------------------------------------------------
                                 159,377        1,331,243

Shares repurchased               (61,997)        (472,826)
------------------------------------------------------------
Net increase                      97,380          858,417
------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to January 2, 1997 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000, and $14,198 of initial organizational expenses, and the issuance of 235,294 shares to Putnam Mutual
Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on January
2, 1997.

At May 31, 1997, Putnam Management owned 253,737 shares of the fund (76.20% of shares outstanding), valued at $2,073,031.

Note 6
Liquidation of operations

On June 6, 1997, the Trustees approved in principle the liquidation of the fund. The liquidation is scheduled to occur on September 8, 1997 and the fund was closed to new investments as of May 16, 1997.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Brett C. Browchuk
Vice President

John J. Morgan
Vice President

Daniel L. Miller
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Equity Fund 97.
It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam
Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit
Insurance Corporation (FDIC), the Federal Reserve Board or any other agency;
and involve risk, including the possible loss of principal amount invested.

34522-2DC               7/97

